Fair Value Measurements - Schedule to Company's Financial Assets Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Assets Measured on Recurring Basis [Line Items]
Cash equivalents			$ 162,600
Marketable debt securities, available-for-sale	$ 6,824	$ 28,873
Marketable debt securities, available-for-sale, net of current portion		16,793
Commercial paper [Member]
Fair Value Assets Measured on Recurring Basis [Line Items]
Marketable debt securities, available-for-sale		15,781
Asset backed securities [Member]
Fair Value Assets Measured on Recurring Basis [Line Items]
Marketable debt securities, available-for-sale, net of current portion		2,954
Fair Value, Recurring [Member]
Fair Value Assets Measured on Recurring Basis [Line Items]
Cash equivalents	222,145	52,095
Marketable debt securities, available-for-sale	6,824	28,873
Marketable debt securities, available-for-sale, net of current portion		16,793
Fair Value, Recurring [Member] | U.S. government securities [Member]
Fair Value Assets Measured on Recurring Basis [Line Items]
Cash equivalents	140,102
Marketable debt securities, available-for-sale	6,824	4,971
Marketable debt securities, available-for-sale, net of current portion		6,795
Fair Value, Recurring [Member] | Certificates of deposit [Member]
Fair Value Assets Measured on Recurring Basis [Line Items]
Cash equivalents	24,000	24,000
Marketable debt securities, available-for-sale		7,477
Fair Value, Recurring [Member] | Money market fund [Member]
Fair Value Assets Measured on Recurring Basis [Line Items]
Cash equivalents	58,043	12,743
Fair Value, Recurring [Member] | Commercial paper [Member]
Fair Value Assets Measured on Recurring Basis [Line Items]
Cash equivalents		15,352
Marketable debt securities, available-for-sale		15,781
Fair Value, Recurring [Member] | Corporate bonds [Member]
Fair Value Assets Measured on Recurring Basis [Line Items]
Marketable debt securities, available-for-sale		644
Marketable debt securities, available-for-sale, net of current portion		6,632
Fair Value, Recurring [Member] | Asset backed securities [Member]
Fair Value Assets Measured on Recurring Basis [Line Items]
Marketable debt securities, available-for-sale, net of current portion		2,954
Fair Value, Recurring [Member] | Non-U.S. government securities [Member]
Fair Value Assets Measured on Recurring Basis [Line Items]
Marketable debt securities, available-for-sale, net of current portion		412
Fair Value, Recurring [Member] | Level 1 [Member]
Fair Value Assets Measured on Recurring Basis [Line Items]
Cash equivalents	58,043	12,743
Fair Value, Recurring [Member] | Level 1 [Member] | Money market fund [Member]
Fair Value Assets Measured on Recurring Basis [Line Items]
Cash equivalents	58,043	12,743
Fair Value, Recurring [Member] | Level 2 [Member]
Fair Value Assets Measured on Recurring Basis [Line Items]
Cash equivalents	164,102	39,352
Marketable debt securities, available-for-sale	6,824	28,873
Marketable debt securities, available-for-sale, net of current portion		16,793
Fair Value, Recurring [Member] | Level 2 [Member] | U.S. government securities [Member]
Fair Value Assets Measured on Recurring Basis [Line Items]
Cash equivalents	140,102
Marketable debt securities, available-for-sale	6,824	4,971
Marketable debt securities, available-for-sale, net of current portion		6,795
Fair Value, Recurring [Member] | Level 2 [Member] | Certificates of deposit [Member]
Fair Value Assets Measured on Recurring Basis [Line Items]
Cash equivalents	24,000	24,000
Marketable debt securities, available-for-sale		7,477
Fair Value, Recurring [Member] | Level 2 [Member] | Money market fund [Member]
Fair Value Assets Measured on Recurring Basis [Line Items]
Cash equivalents	$ 0
Fair Value, Recurring [Member] | Level 2 [Member] | Commercial paper [Member]
Fair Value Assets Measured on Recurring Basis [Line Items]
Cash equivalents		15,352
Marketable debt securities, available-for-sale		15,781
Fair Value, Recurring [Member] | Level 2 [Member] | Corporate bonds [Member]
Fair Value Assets Measured on Recurring Basis [Line Items]
Marketable debt securities, available-for-sale		644
Marketable debt securities, available-for-sale, net of current portion		6,632
Fair Value, Recurring [Member] | Level 2 [Member] | Asset backed securities [Member]
Fair Value Assets Measured on Recurring Basis [Line Items]
Marketable debt securities, available-for-sale, net of current portion		2,954
Fair Value, Recurring [Member] | Level 2 [Member] | Non-U.S. government securities [Member]
Fair Value Assets Measured on Recurring Basis [Line Items]
Marketable debt securities, available-for-sale, net of current portion		$ 412